ANNUAL REPORT




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                                                                  APRIL 30, 2002

FRANKLIN REAL ESTATE SECURITIES FUND




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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

             THANK YOU FOR INVESTING WITH
         FRANKLIN TEMPLETON. WE ENCOURAGE
    OUR INVESTORS TO MAINTAIN A LONG-TERM
        PERSPECTIVE AND REMEMBER THAT ALL
     SECURITIES  MARKETS MOVE BOTH UP AND
DOWN,  AS DO MUTUAL  FUND  SHARE  PRICES.
        WE  APPRECIATE  YOUR PAST SUPPORT
         AND LOOK FORWARD TO SERVING YOUR
     INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OF DOUGLAS BARTON OMITTED]

DOUGLAS BARTON
PORTFOLIO MANAGER
FRANKLIN REAL ESTATE SECURITIES FUND




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FRANKLINTEMPLETON.COM

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

SHAREHOLDER LETTER



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN REAL ESTATE SECURITIES FUND SEEKS TO MAXIMIZE TOTAL RETURN BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN SECURITIES OF COMPANIES IN THE REAL ESTATE INDUSTRY, PRIMARILY EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS). 1
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin Real Estate Securities Fund's annual report for the fiscal year ended April 30, 2002. During the 12 months under review, real estate stocks displayed resilience and performed well despite a slowdown in real estate fundamentals. At the property operating level, the U.S. economic recession manifested itself in higher vacancies and lower rental rates across most property types and most geographical regions. Recent economic strength has not yet resulted in improved fundamentals, which is understandable because the sector typically has a delayed reaction to economic movements. Despite this weakened environment, investors gravitated toward real estate securities due to the asset class's defensive nature. In particular, they focused on real estate investment trusts (REITs) with their high dividend yields. 1


1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 4.





CONTENTS


Shareholder Letter ....................   1

Performance Summary ...................   6

Financial Highlights &
Statement of Investments ..............  10

Financial Statements ..................  16

Notes to
Financial Statements ..................  20

Independent
Auditors' Report ......................  24

Tax Designation .......................  25

Board Members
and Officers ..........................  26




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EDGAR REPRESENTATION OF PYRAMID GRAPHIC AS FOLLOWS:

FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income

PROPERTY-TYPE ALLOCATION
BASED ON TOTAL NET ASSETS
4/30/02

OFFICE                                     20.0%
APARTMENT                                  16.9%
DIVERSIFIED                                16.4%
RETAIL                                     13.5%
INDUSTRIAL                                  9.5%
HOTEL                                       7.2%
MANUFACTURED HOUSING                        4.3%
SELF STORAGE                                3.3%
OTHER                                       4.3%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS   4.6%


For the year ended April 30, 2002, Franklin Real Estate Securities Fund - Class A posted a +15.74% cumulative total return as shown in the Performance Summary beginning on page 6. The Fund's benchmark indexes, the Wilshire Real Estate Securities Index and Standard & Poor's Composite Index (S&P 500), returned 19.59% and -12.62% for the same period. 2 The Fund underperformed relative to its real estate benchmark partly due to our lower exposure to the index's highest yielding stocks. During the period, the highest yielding REITs benefited the most from the Federal Reserve Board's series of interest rate cuts. We were underrepresented in these securities because many of them have limited liquidity and, in our opinion, are of lower quality.

At period-end, office real estate stocks represented the Fund's largest weighting at 20.0% of total net assets. This sector lagged most other property types during the Fund's fiscal year due to widespread concerns about a protracted slowdown in office space demand. However, we continue to believe that office real estate securities represent an attractive combination of favorable supply characteristics, the safety of long-term leases and compelling valuations. Notably, during the reporting period, Standard & Poor's added Equity Office Properties Trust to the S&P 500, the index's first REIT. The apartment sector, at 16.9% of total net assets, represented our second-largest portfolio weighting on April 30, 2002. Diversified property companies, whose



2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a market capitalization-weighted index composed of publicly traded REITs and real estate operating companies. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

focus is not limited to one property type, represented our third-largest weighting at 16.4% of total net assets. In our opinion, all of the Fund's top three sectors display excellent long-term fundamentals and trade at reasonable valuations.

During the period under review, we maintained an underweighted position in the hotel sector relative to the Wilshire Real Estate Securities Index. We had become increasingly concerned about the economic slowdown's effect on this industry because, of all the real estate property groups, hotel operations have the most sensitivity to economic changes. Unfortunately, the tragic events of September 11 severely impacted hotel operations. Consequently, the stock prices of the Fund's hotel holdings suffered as investors sold nearly everything travel-related in the aftermath of the terrorist attacks. We sought to take advantage of this weakness by increasing our exposure to the sector. Since then, these stocks made a remarkable recovery from their late-2001 lows. The travel industry seems to be rebounding much faster than most investors expected. As of April 30, 2002, the hotel sector represented 7.2% of the Fund's total net assets.

We initiated several positions in other sectors as well. The Fund purchased two industrial REITs: AMB Properties and First Industrial Realty. We believe these securities should perform relatively well in a period of modest economic growth. Additionally, at the time of purchase, these stocks traded at reasonable valuations and offered above-average growth prospects. In the residential sector, we purchased two apartment REITs, Camden Property Trust and Essex Property Trust. Given their leases' relatively short-term nature, these companies should benefit as the



TOP 10 HOLDINGS
4/30/02

COMPANY                               % OF TOTAL
SECTOR/INDUSTRY                       NET ASSETS
------------------------------------------------

Simon Property Group Inc.                   4.9%
REITS

Equity Office Properties Trust              4.7%
REITS

Vornado Realty Trust                        4.3%
REITS

Glenborough Realty Trust Inc.               3.9%
REITS

Archstone-Smith Trust                       3.5%
REITS

Equity Residential
Properties Trust                            3.3%
REITS

iStar Financial Inc.                        3.3%
REITS

Apartment Investment &
Management Co., A                           3.2%
REITS

Avalonbay Communities Inc.                  3.2%
REITS

PS Business Parks Inc.                      3.2%
REITS
economy begins to improve. In the diversified sector, the Fund purchased a REIT, Crescent Real Estate Equity Company, and two real estate operating companies:
Catellus Development and Forest City. Based on our analysis, these securities traded at discounts to their net asset values at the time of purchase. We also purchased two hotel REITs, Host Marriott and RFS Hotel Investors.

During the Fund's fiscal year, we sold numerous holdings across various property segments. Stocks we sold at a profit included Security Capital Group and Cabot Industrial, both targets of buyout offers. On the other hand, the Fund sold Frontline Capital Group and Pinnacle Holdings after their values declined substantially due to rapidly deteriorating fundamentals.

Looking ahead, we remain optimistic as real estate securities, in our opinion, generally remain attractively valued and may enjoy healthy operating fundamentals at the property level as demand and supply balance returns. Although demand for space moderated with the past economic malaise, we believe the nascent economic recovery should lead to demand stabilization. In addition, unlike previous real estate cycles, supply seems to be under control. This is primarily because three years of disciplined borrowing curtailed overdevelopment. In many cases, development projects able to get financing were significantly preleased to committed tenants before actual construction began. As a result, we believe the supply side of the equation is likely to enjoy less cyclicality, or economic sensitivity, than ever before.

Thank you for your investment in Franklin Real Estate Securities Fund. We appreciate your support, welcome your comments and suggestions, and look forward to serving you in the future.

Sincerely,

/s/ DOUGLAS BARTON

Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund




A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.





This discussion reflects our views, opinions and portfolio holdings as of April 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

PERFORMANCE SUMMARY AS OF 4/30/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION



CLASS A                                  CHANGE         4/30/02   4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.83         $18.09     $16.26

DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                          $0.6413

CLASS B                                  CHANGE         4/30/02   4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.82          $17.99    $16.17

DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                          $0.5178

CLASS C                                  CHANGE         4/30/02   4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.83          $17.91    $16.08

DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                          $0.5004

ADVISOR CLASS                            CHANGE         4/30/02   4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$1.84          $18.14    $16.30

DISTRIBUTIONS (5/1/01-4/30/02)
Dividend Income                          $0.6824



6              Past performance does not guarantee future results.

PERFORMANCE


                                                                    INCEPTION
CLASS A                                  1-YEAR        5-YEAR        (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return 1                +15.74%       +49.34%        +154.02%
Average Annual Total Return 2             +9.10%        +7.08%         +11.05%
Value of $10,000 Investment 3            $10,910       $14,077         $23,942
Avg. Ann. Total Return (3/31/02) 4       +10.34%        +6.24%         +10.99%

Distribution Rate 5               3.34%
30-Day Standardized Yield 6       3.26%


                                                                    INCEPTION
CLASS B                                  1-YEAR        3-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return 1                +14.90%       +34.83%        +42.73%
Average Annual Total Return 2            +10.90%        +9.65%        +10.57%
Value of $10,000 Investment 3            $11,090       $13,183        $13,973
Avg. Ann. Total Return (3/31/02) 4       +12.17%       +13.09%        +10.39%

Distribution Rate 5               2.88%
30-Day Standardized Yield 6       2.72%


                                                                    INCEPTION
CLASS C                                  1-YEAR        5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1                +14.92%       +44.07%        +121.78%
Average Annual Total Return 2            +12.80%        +7.37%         +11.89%
Value of $10,000 Investment 3            $11,280       $14,267         $21,950
Avg. Ann. Total Return (3/31/02) 4       +13.96%        +6.52%         +11.81%

Distribution Rate 5               2.77%
30-Day Standardized Yield 6       2.68%


                                                                    INCEPTION
ADVISOR CLASS 7                           1-YEAR        5-YEAR        (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return 1                +16.06%       +51.46%        +162.18%
Average Annual Total Return 2            +16.06%        +8.66%         +12.27%
Value of $10,000 Investment 3            $11,606       $15,146         $26,218
Avg. Ann. Total Return (3/31/02) 4       +17.27%        +7.79%         +12.20%

Distribution Rate 5               3.76%
30-Day Standardized Yield 6       3.72%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly dividends and the maximum offering price (NAV for Classes B and Advisor) per share on 4/30/02.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/02.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +52.94% and +8.30%.


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.







Past performance does not guarantee future results.                            7

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



AVERAGE ANNUAL TOTAL RETURN

CLASS A                    4/30/02
----------------------------------

1-Year                       +9.10%

5-Year                       +7.08%

Since Inception (1/3/94)    +11.05%



The following line graph compares the performance of Franklin Real Estate Securities Fund - Class A with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/3/94 to 4/30/02.

CLASS A (1/3/94-4/30/02)

Date     Franklin                     Wilshire
       Real Estate      S&P 500      Real Estate
      Securities Fund   Index 8   Securities Index 8
1/3/94      $ 9,425     $10,000       $10,000
1/31/94     $ 9,661     $10,340       $10,300
2/28/94     $10,198     $10,060       $10,721
3/31/94     $10,066     $ 9,622       $10,225
4/30/94     $10,292     $ 9,745       $10,339
5/31/94     $10,481     $ 9,904       $10,554
6/30/94     $10,254     $ 9,662       $10,347
7/31/94     $10,245     $ 9,978       $10,370
8/31/94     $10,264     $10,387       $10,363
9/30/94     $10,132     $10,133       $10,190
10/31/94    $ 9,811     $10,360       $ 9,817
11/30/94    $ 9,463     $ 9,983       $ 9,433
12/31/94    $10,330     $10,131       $10,164
1/31/95     $ 9,991     $10,393       $ 9,836
2/28/95     $10,166     $10,797       $10,144
3/31/95     $10,262     $11,116       $10,203
4/30/95     $10,243     $11,443       $10,129
5/31/95     $10,640     $11,899       $10,464
6/30/95     $10,824     $12,175       $10,647
7/31/95     $11,066     $12,578       $10,818
8/31/95     $11,308     $12,610       $10,950
9/30/95     $11,618     $13,142       $11,151
10/31/95    $11,385     $13,095       $10,806
11/30/95    $11,560     $13,668       $10,918
12/31/95    $12,193     $13,932       $11,551
1/31/96     $12,505     $14,406       $11,711
2/29/96     $12,667     $14,540       $11,943
3/31/96     $12,687     $14,679       $12,039
4/30/96     $12,727     $14,895       $12,094
5/31/96     $13,029     $15,278       $12,363
6/30/96     $13,160     $15,336       $12,611
7/31/96     $13,089     $14,658       $12,498
8/31/96     $13,704     $14,967       $13,029
9/30/96     $14,106     $15,809       $13,355
10/31/96    $14,388     $16,245       $13,717
11/30/96    $14,841     $17,471       $14,286
12/31/96    $16,157     $17,125       $15,811
1/31/97     $16,364     $18,194       $16,037
2/28/97     $16,344     $18,338       $16,046
3/31/97     $16,447     $17,586       $16,101
4/30/97     $16,032     $18,634       $15,581
5/31/97     $16,603     $19,767       $16,045
6/30/97     $17,340     $20,653       $16,841
7/31/97     $17,787     $22,294       $17,395
8/31/97     $17,725     $21,046       $17,266
9/30/97     $19,334     $22,197       $17,266
10/31/97    $18,659     $21,456       $18,163
11/30/97    $19,043     $22,449       $18,528
12/31/97    $19,372     $22,835       $18,941
1/31/98     $19,169     $23,086       $18,674
2/28/98     $19,008     $24,751       $18,435
3/31/98     $19,447     $26,018       $18,798
4/30/98     $18,912     $26,281       $18,206
5/31/98     $18,740     $25,829       $18,031
6/30/98     $18,537     $26,878       $17,935
7/31/98     $17,306     $26,593       $16,687
8/31/98     $15,614     $22,753       $14,953
9/30/98     $16,438     $24,211       $15,791
10/31/98    $16,331     $26,180       $15,574
11/30/98    $16,534     $27,766       $15,867
12/31/98    $16,397     $29,365       $15,640
1/31/99     $15,870     $30,593       $15,301
2/28/99     $15,676     $29,641       $15,180
3/31/99     $15,653     $30,827       $15,089
4/30/99     $17,382     $32,020       $16,697
5/31/99     $17,599     $31,264       $16,980
6/30/99     $17,313     $33,000       $16,691
7/31/99     $16,523     $31,970       $16,052
8/31/99     $16,225     $31,810       $15,811
9/30/99     $15,584     $30,939       $15,098
10/31/99    $15,229     $32,897       $14,817
11/30/99    $14,886     $33,565       $14,584
12/31/99    $15,474     $35,542       $15,133
1/31/00     $15,449     $33,758       $15,195
2/29/00     $15,122     $33,119       $14,905
3/31/00     $15,865     $36,359       $15,557
4/30/00     $16,901     $35,264       $16,667
5/31/00     $17,279     $34,541       $16,867
6/30/00     $18,110     $35,394       $17,435
7/31/00     $19,678     $34,842       $19,001
8/31/00     $19,011     $37,006       $18,317
9/30/00     $19,533     $35,052       $18,912
10/31/00    $18,783     $34,905       $18,091
11/30/00    $18,945     $32,154       $18,498
12/31/00    $20,246     $32,312       $19,784
1/31/01     $20,653     $33,459       $19,982
2/28/01     $20,297     $30,411       $19,566
3/31/01     $20,176     $28,486       $19,582
4/30/01     $20,685     $30,696       $20,048
5/31/01     $20,583     $30,902       $20,609
6/30/01     $21,599     $30,151       $21,716
7/31/01     $21,059     $29,856       $21,282
8/31/01     $21,522     $27,990       $22,024
9/30/01     $20,399     $25,731       $20,718
10/31/01    $19,645     $26,222       $19,943
11/30/01    $21,088     $28,234       $21,236
12/31/01    $21,792     $28,482       $21,852
1/31/02     $21,779     $28,066       $21,945
2/28/02     $22,294     $27,525       $22,448
3/31/02     $23,624     $28,559       $23,829
4/30/02     $23,942     $26,829       $23,976



AVERAGE ANNUAL TOTAL RETURN

CLASS B                    4/30/02
----------------------------------

1-Year                      +10.90%

3-Year                       +9.65%

Since Inception (1/1/99)    +10.57%



The following line graph compares the performance of Franklin Real Estate Securities Fund - Class B with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/1/99 to 4/30/02.


CLASS B (1/1/99-4/30/02)

Date     Franklin                               Wilshire
        Real Estate         S&P 500           Real Estate
       Securities Fund      Index 8        Securities Index 8

1/1/99     $10,000          $10,000               $10,000
1/31/99    $ 9,679          $10,418               $ 9,783
2/28/99    $ 9,553          $10,094               $ 9,706
3/31/99    $ 9,539          $10,498               $ 9,647
4/30/99    $10,587          $10,904               $10,676
5/31/99    $10,712          $10,647               $10,856
6/30/99    $10,531          $11,238               $10,672
7/31/99    $10,049          $10,887               $10,263
8/31/99    $ 9,860          $10,833               $10,109
9/30/99    $ 9,462          $10,536               $ 9,653
10/31/99   $ 9,246          $11,203               $ 9,474
11/30/99   $ 9,029          $11,430               $ 9,325
12/31/99   $ 9,375          $12,103               $ 9,676
1/31/00    $ 9,360          $11,496               $ 9,715
2/29/00    $ 9,153          $11,278               $ 9,530
3/31/00    $ 9,594          $12,381               $ 9,947
4/30/00    $10,224          $12,009               $10,656
5/31/00    $10,438          $11,763               $10,784
6/30/00    $10,941          $12,053               $11,148
7/31/00    $11,878          $11,865               $12,149
8/31/00    $11,473          $12,602               $11,711
9/30/00    $11,780          $11,937               $12,092
10/31/00   $11,318          $11,886               $11,567
11/30/00   $11,409          $10,950               $11,827
12/31/00   $12,185          $11,003               $12,649
1/31/01    $12,423          $11,394               $12,776
2/28/01    $12,200          $10,356               $12,510
3/31/01    $12,123          $ 9,700               $12,520
4/30/01    $12,423          $10,453               $12,818
5/31/01    $12,346          $10,523               $13,177
6/30/01    $12,957          $10,268               $13,885
7/31/01    $12,624          $10,167               $13,607
8/31/01    $12,887          $ 9,532               $14,082
9/30/01    $12,205          $ 8,762               $13,247
10/31/01   $11,752          $ 8,930               $12,751
11/30/01   $12,604          $ 9,615               $13,578
12/31/01   $13,022          $ 9,699               $13,971
1/31/02    $13,006          $ 9,558               $14,031
2/28/02    $13,307          $ 9,373               $14,353
3/31/02    $14,083          $ 9,726               $15,235
4/30/02    $13,973          $ 9,136               $15,330




8              Past performance does not guarantee future results.

The following line graph compares the performance of Franklin Real Estate Securities Fund - Class C with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 5/1/95 to 4/30/02.


CLASS C (5/1/95-4/30/02)

Date     Franklin                               Wilshire
        Real Estate         S&P 500           Real Estate
       Securities Fund      Index 8        Securities Index 8

5/1/95     $ 9,897          $10,000               $10,000
5/31/95    $10,262          $10,399               $10,331
6/30/95    $10,439          $10,640               $10,511
7/31/95    $10,654          $10,992               $10,680
8/31/95    $10,888          $11,020               $10,810
9/30/95    $11,178          $11,485               $11,009
10/31/95   $10,953          $11,444               $10,668
11/30/95   $11,103          $11,945               $10,779
12/31/95   $11,709          $12,175               $11,404
1/31/96    $11,991          $12,589               $11,561
2/29/96    $12,146          $12,706               $11,790
3/31/96    $12,165          $12,828               $11,886
4/30/96    $12,194          $13,017               $11,939
5/31/96    $12,476          $13,352               $12,206
6/30/96    $12,583          $13,402               $12,450
7/31/96    $12,515          $12,810               $12,339
8/31/96    $13,088          $13,080               $12,863
9/30/96    $13,466          $13,815               $13,185
10/31/96   $13,728          $14,197               $13,542
11/30/96   $14,156          $15,268               $14,104
12/31/96   $15,395          $14,966               $15,609
1/31/97    $15,585          $15,900               $15,832
2/28/97    $15,555          $16,026               $15,842
3/31/97    $15,635          $15,369               $15,896
4/30/97    $15,236          $16,285               $15,382
5/31/97    $15,775          $17,275               $15,841
6/30/97    $16,464          $18,049               $16,626
7/31/97    $16,873          $19,483               $17,173
8/31/97    $16,803          $18,392               $17,046
9/30/97    $18,321          $19,398               $17,046
10/31/97   $17,672          $18,750               $17,931
11/30/97   $18,021          $19,619               $18,291
12/31/97   $18,328          $19,956               $18,699
1/31/98    $18,113          $20,176               $18,436
2/28/98    $17,959          $21,630               $18,200
3/31/98    $18,359          $22,738               $18,558
4/30/98    $17,836          $22,967               $17,974
5/31/98    $17,672          $22,572               $17,801
6/30/98    $17,467          $23,489               $17,707
7/31/98    $16,299          $23,240               $16,474
8/31/98    $14,699          $19,884               $14,763
9/30/98    $15,468          $21,159               $15,589
10/31/98   $15,355          $22,879               $15,376
11/30/98   $15,530          $24,265               $15,665
12/31/98   $15,394          $25,663               $15,441
1/31/99    $14,894          $26,736               $15,106
2/28/99    $14,698          $25,904               $14,986
3/31/99    $14,676          $26,940               $14,896
4/30/99    $16,286          $27,983               $16,484
5/31/99    $16,482          $27,322               $16,763
6/30/99    $16,199          $28,839               $16,478
7/31/99    $15,460          $27,939               $15,847
8/31/99    $15,166          $27,799               $15,609
9/30/99    $14,557          $27,038               $14,905
10/31/99   $14,219          $28,749               $14,628
11/30/99   $13,893          $29,333               $14,398
12/31/99   $14,423          $31,060               $14,940
1/31/00    $14,400          $29,501               $15,001
2/29/00    $14,081          $28,944               $14,714
3/31/00    $14,761          $31,774               $15,359
4/30/00    $15,723          $30,818               $16,454
5/31/00    $16,055          $30,186               $16,651
6/30/00    $16,830          $30,932               $17,213
7/31/00    $18,266          $30,449               $18,758
8/31/00    $17,641          $32,340               $18,083
9/30/00    $18,109          $30,633               $18,671
10/31/00   $17,406          $30,504               $17,860
11/30/00   $17,547          $28,100               $18,262
12/31/00   $18,732          $28,238               $19,532
1/31/01    $19,100          $29,240               $19,727
2/28/01    $18,768          $26,576               $19,317
3/31/01    $18,649          $24,894               $19,332
4/30/01    $19,100          $26,826               $19,792
5/31/01    $18,994          $27,006               $20,346
6/30/01    $19,926          $26,349               $21,439
7/31/01    $19,411          $26,091               $21,010
8/31/01    $19,818          $24,461               $21,743
9/30/01    $18,772          $22,487               $20,454
10/31/01   $18,072          $22,916               $19,689
11/30/01   $19,388          $24,674               $20,965
12/31/01   $20,031          $24,891               $21,573
1/31/02    $20,006          $24,527               $21,666
2/28/02    $20,459          $24,054               $22,162
3/31/02    $21,656          $24,959               $23,525
4/30/02    $21,950          $23,446               $23,670




AVERAGE ANNUAL TOTAL RETURN

CLASS C                    4/30/02
----------------------------------

1-Year                      +12.80%

5-Year                       +7.37%

Since Inception (5/1/95)    +11.89%



The following line graph compares the performance of Franklin Real Estate Securities Fund - Advisor Class 9 with that of the S&P 500 Index 8 and the Wilshire Real Estate Securities Index 8, based on a $10,000 investment from 1/3/94 to 4/30/02.


ADVISOR CLASS (1/3/94-4/30/02)8
Date     Franklin                               Wilshire
        Real Estate         S&P 500           Real Estate
       Securities Fund      Index 8        Securities Index 8

1/3/94     $10,000          $10,000               $10,000
1/31/94    $10,250          $10,340               $10,300
2/28/94    $10,820          $10,060               $10,721
3/31/94    $10,680          $ 9,622               $10,225
4/30/94    $10,920          $ 9,745               $10,339
5/31/94    $11,120          $ 9,904               $10,554
6/30/94    $10,880          $ 9,662               $10,347
7/31/94    $10,870          $ 9,978               $10,370
8/31/94    $10,890          $10,387               $10,363
9/30/94    $10,750          $10,133               $10,190
10/31/94   $10,410          $10,360               $ 9,817
11/30/94   $10,040          $ 9,983               $ 9,433
12/31/94   $10,960          $10,131               $10,164
1/31/95    $10,601          $10,393               $ 9,836
2/28/95    $10,786          $10,797               $10,144
3/31/95    $10,888          $11,116               $10,203
4/30/95    $10,868          $11,443               $10,129
5/31/95    $11,289          $11,899               $10,464
6/30/95    $11,484          $12,175               $10,647
7/31/95    $11,741          $12,578               $10,818
8/31/95    $11,998          $12,610               $10,950
9/30/95    $12,327          $13,142               $11,151
10/31/95   $12,080          $13,095               $10,806
11/30/95   $12,265          $13,668               $10,918
12/31/95   $12,937          $13,932               $11,551
1/31/96    $13,268          $14,406               $11,711
2/29/96    $13,439          $14,540               $11,943
3/31/96    $13,461          $14,679               $12,039
4/30/96    $13,503          $14,895               $12,094
5/31/96    $13,824          $15,278               $12,363
6/30/96    $13,963          $15,336               $12,611
7/31/96    $13,888          $14,658               $12,498
8/31/96    $14,540          $14,967               $13,029
9/30/96    $14,967          $15,809               $13,355
10/31/96   $15,266          $16,245               $13,717
11/30/96   $15,747          $17,471               $14,286
12/31/96   $17,142          $17,125               $15,811
1/31/97    $17,363          $18,194               $16,037
2/28/97    $17,352          $18,338               $16,046
3/31/97    $17,462          $17,586               $16,101
4/30/97    $17,021          $18,634               $15,581
5/31/97    $17,638          $19,767               $16,045
6/30/97    $18,420          $20,653               $16,841
7/31/97    $18,905          $22,294               $17,395
8/31/97    $18,839          $21,046               $17,266
9/30/97    $20,546          $22,197               $17,266
10/31/97   $19,841          $21,456               $18,163
11/30/97   $20,260          $22,449               $18,528
12/31/97   $20,611          $22,835               $18,941
1/31/98    $20,407          $23,086               $18,674
2/28/98    $20,236          $24,751               $18,435
3/31/98    $20,703          $26,018               $18,798
4/30/98    $20,145          $26,281               $18,206
5/31/98    $19,963          $25,829               $18,031
6/30/98    $19,746          $26,878               $17,935
7/31/98    $18,449          $26,593               $16,687
8/31/98    $16,651          $22,753               $14,953
9/30/98    $17,539          $24,211               $15,791
10/31/98   $17,413          $26,180               $15,574
11/30/98   $17,641          $27,766               $15,867
12/31/98   $17,497          $29,365               $15,640
1/31/99    $16,948          $30,593               $15,301
2/28/99    $16,741          $29,641               $15,180
3/31/99    $16,728          $30,827               $15,089
4/30/99    $18,559          $32,020               $16,697
5/31/99    $18,803          $31,264               $16,980
6/30/99    $18,498          $33,000               $16,691
7/31/99    $17,668          $31,970               $16,052
8/31/99    $17,351          $31,810               $15,811
9/30/99    $16,667          $30,939               $15,098
10/31/99   $16,289          $32,897               $14,817
11/30/99   $15,923          $33,565               $14,584
12/31/99   $16,555          $35,542               $15,133
1/31/00    $16,542          $33,758               $15,195
2/29/00    $16,180          $33,119               $14,905
3/31/00    $16,980          $36,359               $15,557
4/30/00    $18,100          $35,264               $16,667
5/31/00    $18,504          $34,541               $16,867
6/30/00    $19,404          $35,394               $17,435
7/31/00    $21,080          $34,842               $19,001
8/31/00    $20,380          $37,006               $18,317
9/30/00    $20,940          $35,052               $18,912
10/31/00   $20,137          $34,905               $18,091
11/30/00   $20,311          $32,154               $18,498
12/31/00   $21,719          $32,312               $19,784
1/31/01    $22,155          $33,459               $19,982
2/28/01    $21,787          $30,411               $19,566
3/31/01    $21,667          $28,486               $19,582
4/30/01    $22,212          $30,696               $20,048
5/31/01    $22,103          $30,902               $20,609
6/30/01    $23,206          $30,151               $21,716
7/31/01    $22,627          $29,856               $21,282
8/31/01    $23,124          $27,990               $22,024
9/30/01    $21,921          $25,731               $20,718
10/31/01   $21,126          $26,222               $19,943
11/30/01   $22,674          $28,234               $21,236
12/31/01   $23,435          $28,482               $21,852
1/31/02    $23,435          $28,066               $21,945
2/28/02    $23,988          $27,525               $22,448
3/31/02    $25,410          $28,559               $23,829
4/30/02    $26,218          $26,829               $23,976



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS 9            4/30/02
----------------------------------

1-Year                      +16.06%

5-year                       +8.66%

Since inception (1/3/94)    +12.27%




8. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Wilshire Real Estate Securities Index is a market capitalization-weighted index composed of publicly traded real estate investment trusts (REITs) and real estate operating companies.

9. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.





Past performance does not guarantee future results.                            9

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights


                                                                               CLASS A
                                                        ------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
                                                        ------------------------------------------------------
                                                             2002      2001       2000      1999      1998
                                                        ------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................       $16.26    $13.87     $15.18    $17.66    $15.44
                                                        ------------------------------------------------------
Income from investment operations:
 Net investment income a .............................          .66       .64        .67       .81       .63
 Net realized and unrealized gains (losses) ..........         1.82      2.41      (1.23)    (2.31)     2.14
                                                        ------------------------------------------------------
Total from investment operations .....................         2.48      3.05       (.56)    (1.50)     2.77
                                                        ------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.64)     (.66)      (.68)     (.75)     (.48)
 Net realized gains ..................................           --        --       (.07)     (.23)     (.07)
                                                        ------------------------------------------------------
Total distributions ..................................         (.64)     (.66)      (.75)     (.98)     (.55)
                                                        ------------------------------------------------------
Net asset value, end of year .........................       $18.10    $16.26     $13.87    $15.18    $17.66
                                                        ======================================================
Total return b .......................................       15.74%    22.39%    (2.77)%   (8.09)%    17.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................     $431,749  $356,296   $332,562  $278,301  $330,030
Ratios to average net assets:
 Expenses ............................................         .96%     1.04%      1.02%      .96%     1.00%
 Expenses excluding waiver and payments by affiliate .         .96%     1.04%      1.02%      .96%     1.03%
 Net investment income ...............................        3.96%     4.16%      4.93%     5.15%     3.50%
Portfolio turnover rate ..............................       37.26%    29.03%     25.44%    25.97%     6.10%


a Based on average shares outstanding effective April 30, 2000.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)


                                                                                     CLASS B
                                                                   -------------------------------------------
                                                                               YEAR ENDED APRIL 30,
                                                                   -------------------------------------------
                                                                        2002       2001      2000      1999 C
                                                                   -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $16.17     $13.81    $15.16    $14.32
                                                                   -------------------------------------------
Income from investment operations:
 Net investment income a ........................................         .52        .48       .56       .10
 Net realized and unrealized gains (losses) .....................        1.82       2.45     (1.21)      .74
                                                                   -------------------------------------------
Total from investment operations ................................        2.34       2.93      (.65)      .84
                                                                   -------------------------------------------
Less distributions from:
 Net investment income ..........................................        (.52)      (.57)     (.63)       --
 Net realized gains .............................................          --         --      (.07)       --
                                                                   -------------------------------------------
Total distributions .............................................        (.52)      (.57)     (.70)       --
                                                                   -------------------------------------------
Net asset value, end of year ....................................      $17.99     $16.17    $13.81    $15.16
                                                                   ===========================================
Total return b ..................................................      14.90%     21.51%   (3.43)%     5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................................     $26,650    $12,264    $4,889    $1,119
Ratios to average net assets:
 Expenses .......................................................       1.71%      1.79%     1.77%     1.57% d
 Net investment income ..........................................       3.11%      3.11%     4.25%     4.54% d
Portfolio turnover rate .........................................      37.26%     29.03%    25.44%    25.97%


a Based on average shares outstanding effective year ended April 30, 2000.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999
  (effective date) to April 30, 1999.
d Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)


                                                                                     CLASS C
                                                           ----------------------------------------------------
                                                                              YEAR ENDED APRIL 30,
                                                           ----------------------------------------------------
                                                              2002      2001       2000      1999      1998
                                                           ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................     $16.08    $13.73     $14.97    $17.40    $15.26
                                                           ----------------------------------------------------
Income from investment operations:
 Net investment income a ...............................        .53       .51        .55       .68       .45
 Net realized and unrealized gains (losses) ............       1.80      2.40      (1.18)    (2.25)     2.15
                                                           ----------------------------------------------------
Total from investment operations .......................       2.33      2.91       (.63)    (1.57)     2.60
                                                           ----------------------------------------------------
Less distributions from:
 Net investment income .................................       (.50)     (.56)      (.54)     (.63)     (.39)

 Net realized gains ...................................          --        --       (.07)     (.23)     (.07)
                                                           ----------------------------------------------------
Total distributions ....................................       (.50)     (.56)      (.61)     (.86)     (.46)
                                                           ----------------------------------------------------
Net asset value, end of year ...........................     $17.91    $16.08     $13.73    $14.97    $17.40
                                                           ====================================================
Total return b .........................................     14.92%    21.48%    (3.46)%   (8.69)%    17.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $120,394   $96,364    $77,635  $105,861  $137,048
Ratios to average net assets:
 Expenses ..............................................      1.71%     1.78%      1.77%     1.71%     1.75%
 Expenses excluding waiver and payments by affiliate ...      1.71%     1.78%      1.77%     1.71%     1.78%
 Net investment income .................................      3.23%     3.36%      4.08%     4.40%     2.77%
Portfolio turnover rate ................................     37.26%    29.03%     25.44%    25.97%     6.10%


a Based on average shares outstanding effective April 30, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)


                                                                              ADVISOR CLASS
                                                          -----------------------------------------------------
                                                                          YEAR ENDED APRIL 30,
                                                          -----------------------------------------------------
                                                            2002      2001       2000      1999      1998
                                                          -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................        $16.30    $13.90     $15.21    $17.70    $15.45
                                                          -----------------------------------------------------
Income from investment operations:
 Net investment income a ............................           .66       .63        .73      1.44       .52
 Net realized and unrealized gains (losses) .........          1.86      2.47      (1.25)    (2.91)     2.31
                                                          -----------------------------------------------------
Total from investment operations ....................          2.52      3.10       (.52)    (1.47)     2.83
                                                          -----------------------------------------------------
Less distributions from:
 Net investment income ..............................          (.68)     (.70)      (.72)     (.79)     (.51)
 Net realized gains .................................            --        --       (.07)     (.23)     (.07)
                                                          -----------------------------------------------------
Total distributions .................................          (.68)     (.70)      (.79)    (1.02)     (.58)
                                                          -----------------------------------------------------
Net asset value, end of year ........................        $18.14    $16.30     $13.90    $15.21    $17.70
                                                          =====================================================
Total return b ......................................        16.06%    22.72%    (2.47)%   (7.87)%    18.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................       $25,879    $9,438     $3,915    $2,576    $8,929
Ratios to average net assets:
 Expenses ...........................................          .71%      .79%       .77%      .71%      .75%
 Expenses excluding waiver and payments by affiliate           .71%      .79%       .77%      .71%      .78%
 Net investment income ..............................         3.96%     4.06%      5.27%     5.40%     3.97%
Portfolio turnover rate .............................        37.26%    29.03%     25.44%    25.97%     6.10%


a Based on average shares outstanding effective April 30, 2000.
b Total return is not annualized for periods less than one year.




                       See notes to financial statements.                     13

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2002


                                                           SHARES       VALUE
-------------------------------------------------------------------------------
      COMMON STOCKS 94.4%
      HOTEL/RESORTS/CRUISELINES 1.4%
  a,c Candlewood Hotel Co. Inc. ........................   685,000  $ 1,302,185
  a   MeriStar Hotels & Resorts Inc. ...................   392,000      466,480
      Starwood Hotels & Resorts Worldwide Inc. .........   183,000    6,917,400
                                                                    -----------
                                                                      8,686,065
                                                                    -----------
  a   OTHER CONSUMER SERVICES 2.0%
      Cendant Corp. ....................................   677,500   12,188,224
                                                                    -----------
      REAL ESTATE DEVELOPMENT 6.0%
      Boardwalk Equities Inc. (Canada) ................. 1,331,500   12,449,525
  a   Catellus Development Corp. .......................   275,000    5,610,000
      Forest City Enterprises Inc., A ..................   170,000    6,536,500
      Northstar Capital Investment Corp., 144A .........   100,000    1,350,000
      Trizec Hahn Corp. (Canada) .......................   678,300   10,520,433
                                                                    -----------
                                                                     36,466,458
                                                                    -----------
      REAL ESTATE INVESTMENT TRUSTS 85.0%
      Alexandria Real Estate Equities Inc. .............   181,000    8,271,700
      AMB Property Corp. ...............................   652,400   18,293,296
      Apartment Investment & Management Co., A .........   397,500   19,517,250
      Archstone-Smith Trust ............................   773,625   20,856,930
      Arden Realty Inc. ................................   566,700   15,952,605
      Avalonbay Communities Inc. .......................   408,000   19,449,360
      Bedford Property Investors Inc. ..................   239,500    6,356,330
      Boston Properties Inc. ...........................   241,050    9,396,129
      Brandywine Realty Trust ..........................   657,300   15,702,897
      Camden Property Trust ............................   140,000    5,572,000
      CarrAmerica Realty Corp. .........................   508,000   16,316,960
      Chelsea Property Group Inc. ......................   170,000   10,276,500
      Cousins Properties Inc. ..........................   156,500    4,225,500
      Crescent Real Estate Equities Co. ................   498,600    9,782,532
      Duke Realty Corp. ................................   306,152    8,051,798
      Entertainment Properties Trust ...................   210,000    4,861,500
      Equity Office Properties Trust ...................   995,562   28,502,926
      Equity Residential Properties Trust ..............   717,600   20,236,320
      Essex Property Trust Inc. ........................    84,200    4,378,400
      First Industrial Realty Trust Inc. ...............   106,400    3,582,488
      General Growth Properties Inc. ...................   327,130   14,959,655
      Glenborough Realty Trust Inc. .................... 1,049,000   23,550,050
      Glimcher Realty Trust ............................   502,900    9,781,405
      Host Marriott Corp. ..............................   576,000    6,860,160
      iStar Financial Inc. .............................   632,600   19,673,860
      Liberty Property Trust ...........................   474,200   15,150,690
      Manufactured Home Communities Inc. ...............   435,500   14,641,510
      MeriStar Hospitality Corp. .......................   193,200    3,390,660
      ProLogis Trust ...................................   739,600   16,419,120

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2002 (CONT.)


                                                           SHARES       VALUE
-------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      REAL ESTATE INVESTMENT TRUSTS (CONT.)
      PS Business Parks Inc. .........................     535,000 $ 19,233,250
      Public Storage Inc. ............................     375,400   14,253,938
      Ramco-Gershenson Properties Trust ..............     354,000    6,495,900
      RFS Hotel Investors Inc. .......................     420,000    6,375,600
      Shurgard Storage Centers Inc., A ...............     160,000    5,640,000
      Simon Property Group Inc. ......................     880,200   29,706,750
      SL Green Realty Corp. ..........................     292,400   10,263,240
      Sun Communities Inc. ...........................     280,000   11,368,000
      Taubman Centers Inc. ...........................     715,000   10,689,250
      Vornado Realty Trust                                 592,700   26,138,070
                                                                   ------------
                                                                    514,174,529
                                                                   ------------
      TOTAL COMMON STOCKS (COST $455,335,965) ........              571,515,276
                                                                   ------------
      PREFERRED STOCKS (COST $3,502,663) 1.0%
      Host Marriott Corp., 6.75%, cvt. pfd. ..........     132,600    5,836,389
                                                                   ------------
  b   SHORT TERM INVESTMENTS (COST $23,944,456) 4.0%
      Franklin Institutional Fiduciary Trust
         Money Market Portfolio ......................  23,944,456   23,944,456
                                                                   ------------
      TOTAL INVESTMENTS (COST $482,783,084) 99.4% ....              601,296,121
      OTHER ASSETS, LESS LIABILITIES .6% .............                3,376,534
                                                                   ------------
      TOTAL NET ASSETS 100.0% ........................             $604,672,655
                                                                   ============



a Non-income producing securities.
b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.
c The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at April 30, 2002 were $1,302,185.




                       See notes to financial statements.                     15

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002




Assets:
 Investments in securities:
  Cost ....................................................     $482,783,084
                                                                =============
  Value ...................................................      601,296,121
 Receivables:
  Investment securities sold ..............................        2,686,368
  Capital shares sold .....................................        4,988,148
  Dividends ...............................................          186,975
                                                                -------------
      Total assets ........................................      609,157,612
                                                                =============
Liabilities:
 Payables:
  Investment securities purchased .........................        2,097,844
  Capital shares redeemed .................................        1,566,924
  To affiliates ...........................................          664,598
  To shareholders .........................................          129,165
 Other liabilities ........................................           26,426
                                                                -------------
      Total liabilities ...................................        4,484,957
                                                                -------------
       Net assets, at value ...............................     $604,672,655
                                                                =============
Net assets consist of:
 Undistributed net investment income ......................     $  4,533,627
 Net unrealized appreciation ..............................      118,513,037
 Accumulated net realized loss ............................      (43,955,618)
 Capital shares ...........................................      525,581,609
                                                                -------------
       Net assets, at value ...............................     $604,672,655
                                                                =============



16                     See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2002

CLASS A:
 Net assets, at value ..................................................................     $431,748,932
                                                                                             ============
 Shares outstanding ....................................................................       23,859,896
                                                                                             ============
 Net asset value per share a ...........................................................           $18.10
                                                                                             ============
 Maximum offering price per share (net asset value per share / 94.25%) .................           $19.20
                                                                                             ============

CLASS B:
 Net assets, at value ..................................................................     $ 26,650,365
                                                                                             ============
 Shares outstanding ....................................................................        1,481,242
                                                                                             ============
 Net asset value and maximum offering price per share a ................................           $17.99
                                                                                             ============
CLASS C:
 Net assets, at value ..................................................................     $120,393,901
                                                                                             ============
 Shares outstanding ....................................................................        6,721,029
                                                                                             ============
 Net asset value per share a ...........................................................           $17.91
                                                                                             ============
 Maximum offering price per share (net asset value per share / 99%) ....................           $18.09
                                                                                             ============
ADVISOR CLASS:
 Net assets, at value ..................................................................     $ 25,879,457
                                                                                             ============
 Shares outstanding ....................................................................        1,426,741
                                                                                             ============
 Net asset value and maximum offering price per share ..................................           $18.14
                                                                                             ============

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                       See notes to financial statements.                     17

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002





Investment income:
 Dividends ...................................................     $25,044,738
                                                                   -----------
Expenses:
 Management fees (Note 3) ....................................       2,438,006
 Distribution fees (Note 3)
  Class A ....................................................         927,019
  Class B ....................................................         184,840
  Class C ....................................................       1,043,174
 Transfer agent fees (Note 3) ................................         978,427
 Custodian fees ..............................................           4,355
 Reports to shareholders .....................................          55,809
 Registration and filing fees ................................          88,061
 Professional fees ...........................................          18,729
 Trustees' fees and expenses .................................          14,388
 Other .......................................................           5,444
                                                                   -----------
  Total expenses .............................................       5,758,252
                                                                   -----------
      Net investment income ..................................      19,286,486
                                                                   -----------
Realized and unrealized gains:
  Net realized gain from investments .........................       4,185,228
  Net unrealized appreciation on investments .................      54,191,283
                                                                   -----------
Net realized and unrealized gain .............................      58,376,511
                                                                   -----------
Net increase in net assets resulting from operations .........     $77,662,997
                                                                   ===========



18                     See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2002 AND 2001


                                                                                    2002            2001
                                                                               -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................     $ 19,286,486    $ 17,949,533
  Net realized gain (loss) from investments ..............................        4,185,228     (23,762,358)
  Net unrealized appreciation on investments .............................       54,191,283      95,975,773
                                                                               -----------------------------
      Net increase in net assets resulting from operations ...............       77,662,997      90,162,948
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................      (14,167,625)    (14,749,733)
   Class B ...............................................................         (554,409)       (268,229)
   Class C ...............................................................       (3,157,505)     (3,179,390)
   Advisor Class .........................................................         (535,471)       (267,019)
                                                                               -----------------------------
 Total distributions to shareholders .....................................      (18,415,010)    (18,464,371)
 Capital share transactions: (Note 2)
   Class A ...............................................................       33,143,141     (32,496,587)
   Class B ...............................................................       11,912,423       6,261,654
   Class C ...............................................................       11,972,662       5,273,500
   Advisor Class .........................................................       14,034,939       4,622,941
                                                                               -----------------------------
Total capital share transactions .........................................       71,063,165     (16,338,492)
      Net increase in net assets .........................................      130,311,152      55,360,085
Net assets
 Beginning of year .......................................................      474,361,503     419,001,418
                                                                               -----------------------------
 End of year .............................................................     $604,672,655    $474,361,503
                                                                               =============================
Undistributed net investment income included in net assets:
 End of year .............................................................     $  4,533,627    $  3,662,151
                                                                               =============================




                       See notes to financial statements.                     19

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                                      YEAR ENDED APRIL 30,
                                                   ---------------------------------------------------------------
                                                                2002                             2001
                                                   ---------------------------------------------------------------
                                                       SHARES         AMOUNT           SHARES            AMOUNT
                                                   ---------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................      12,489,217    $  208,780,303      14,544,385     $ 223,023,124
Shares issued in reinvestment of distributions         791,916        12,762,067         860,806        13,169,403
Shares redeemed ..............................     (11,336,129)     (188,399,229)    (17,470,177)     (268,689,114)
                                                   ---------------------------------------------------------------
Net increase (decrease) ......................       1,945,004    $   33,143,141      (2,064,986)    $ (32,496,587)
                                                   ===============================================================
CLASS B SHARES:
Shares sold ..................................         819,781    $   13,575,254         456,680     $   7,057,168
Shares issued in reinvestment of distributions          29,838           477,513          15,379           235,034
Shares redeemed ..............................        (126,977)       (2,140,344)        (67,561)       (1,030,548)
                                                   ---------------------------------------------------------------
Net increase .................................         722,642    $   11,912,423         404,498     $   6,261,654
                                                   ===============================================================
CLASS C SHARES:
Shares sold ..................................       1,646,549    $   27,030,520       1,366,480     $  20,893,116
Shares issued in reinvestment of distributions         169,961         2,705,418         180,421         2,733,901
Shares redeemed ..............................      (1,088,281)      (17,763,276)     (1,209,050)      (18,353,517)
                                                   ---------------------------------------------------------------
Net increase .................................         728,229    $   11,972,662         337,851     $   5,273,500
                                                   ===============================================================
ADVISOR CLASS SHARES:
Shares sold ..................................         962,284    $   15,914,285         337,749     $   5,253,145
Shares issued in reinvestment of distributions          28,119           456,271          14,642           225,526
Shares redeemed ..............................        (142,813)       (2,335,617)        (54,974)         (855,730)
                                                   ---------------------------------------------------------------
Net increase .................................         847,590    $   14,034,939         297,417     $   4,622,941
                                                   ===============================================================

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
      ---------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management fee paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $1,197,121 and $35,079, respectively.

The Fund paid transfer agent fees of $978,427, of which $603,856 was paid to Investor Services.


4. INCOME TAXES

At April 30, 2002, the cost of investments, net unrealized appreciation and undistributed ordinary income for income tax purposes were as follows:

        Cost of investments .....................    $482,783,084
                                                     ------------
        Unrealized appreciation .................     124,265,489
        Unrealized depreciation .................      (5,752,452)
                                                     ------------
        Net unrealized appreciation .............    $118,513,037
                                                     ============
        Distributable earnings - ordinary income     $  4,533,627
                                                     ============

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

The tax character of distributions paid during the year ended April 30, 2002, was the same for financial statement and tax purposes.

At April 30, 2002, the Fund had tax basis capital losses of $43,955,618 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008 ..........................  $ 3,340,774
         2009 ..........................   40,614,844
                                          -----------
                                          $43,955,618
                                          ===========


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2002 aggregated $268,079,767 and $179,349,768, respectively.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Trust (the "Trust") at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 30, 2002

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the funds hereby designates 1.95% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2002.

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS



                                                                      NUMBER OF
                                                                  PORTFOLIOS IN FUND
                                              LENGTH OF            COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)     TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD

-----------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)      Trustee        Since 1993                   105                 None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (69)          Trustee        Since 1993                   133                 Director, RBC Holdings, Inc. (bank
One Franklin Parkway                                                                           holding company) and Bar-S Foods
San Mateo, CA 94403-1906                                                                       (meat packing company).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (74)         Trustee        Since 1998                   41                  None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)       Trustee        Since 1993                  134                  None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee        Since 1993                  105                  Director, The California Center for
One Franklin Parkway                                                                           Land Recycling (redevelopment).
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------

26


                                                                       NUMBER OF
                                                                   PORTFOLIOS IN FUND
                                              LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)     TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD

-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)         Trustee        Since 1993                  133                  Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation; World Com, Inc.
San Mateo, CA 94403-1906                                                                       (communications services); MedImmune,
                                                                                               Inc. (biotechnology); Overstock.com
                                                                                               (Internet services); and Spacehab,
                                                                                               Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

                                                                       NUMBER OF
                                                                   PORTFOLIOS IN FUND
                                              LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)     TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD

-----------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)        Vice President  Since 1993                  33                   None
One Franklin Parkway          and Trustee
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and
officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)     Chairman of     Since 1993                 133                   None
One Franklin Parkway          the Board
San Mateo, CA 94403-1906      and Trustee


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61) President and   Since 1993                 117                   None
One Franklin Parkway          Trustee
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              27


                                                                       NUMBER OF
                                                                   PORTFOLIOS IN FUND
                                              LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)     TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (41)       Vice President  Since 1995            Not Applicable             None
One Franklin Parkway          and Chief
San Mateo, CA 94403-1906      Financial
                              Officer


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services,
Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (54)            Vice President  Since 2000            Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property
Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)         Vice President  Since 2000            Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow,
U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (45)       Vice President  Since 1993            Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton
Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the Board, President
and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)          Vice President  Since 1993            Not Applicable             None
26335 Carmel Rancho Blvd.
Carmel, CA 93923


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services,
Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
28


                                                                       NUMBER OF
                                                                   PORTFOLIOS IN FUND
                                              LENGTH OF             COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)     TIME SERVED           BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)     Treasurer and   Since 2000            Not Applicable             None
One Franklin Parkway          Principal
San Mateo, CA 94403-1906      Accounting
                              Officer


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)        Vice President  Since 2000            Not Applicable             None
One Franklin Parkway          and Secretary
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.




The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.

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

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

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
LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[REGISTRATION MARK] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
GLOBAL GROWTH

Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund


GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund


GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund 2
Franklin Small Cap Growth
 Fund II 3
Franklin Technology Fund


GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund 4
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund 5
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund


FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund


INCOME
Franklin Adjustable U.S.
 Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 7
Franklin Short-Intermediate
 U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 6
Franklin Federal Money Fund 6,8
Franklin Money Fund 6,8


TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6,8


STATE-SPECIFIC
TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 12




1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.
3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           05/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906





ANNUAL REPORT
FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Real Estate Securities Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 A2002 06/02            [LOGO OMITTED]   Printed on recycled paper